Leases, Commitments, and Contingencies (Details) - Schedule of operating lease ROU assets and liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Assets
Operating lease ROU assets	$ 38,180	$ 43,578
Current
Operating lease liabilities, Current	23,162	22,288
Noncurrent
Operating lease liabilities, Noncurrent	15,167	21,350
Total operating lease liabilities	$ 38,329	$ 43,638